Dec. 23, 2025
Truth Social American Red State REITs ETF
Investment Objectives

The investment objective of the Truth Social American Red State REITs ETF (the "Fund") is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MarketVectorTM – iREIT® Red State REITs Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.65%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.65%

[1] Under the Investment Advisory Agreement, Yorkville America Equities, LLC (the "Adviser"), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

[2] Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Truth Social American Red State REITs ETF	$66	$208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

Overview

The Fund seeks to replicate, before fees and expenses, the performance of the MarketVectorTM – iREIT® Red State REITs Index (the "Underling Index"). The Fund employs a full replication strategy. Under this approach, the Fund generally will hold all of the securities that comprise the Underlying Index, in substantially the same proportion as they are represented in the Underlying Index. This means that the Fund's portfolio is expected to consist of each Index constituent, and that the weight of each security in the Fund will approximate its Index weight. The Underlying Index employs a modified free-float (i.e., the amount of outstanding shares available for trading by the general public without restriction) adjusted market capitalization weighting methodology, which includes issuer-specific caps designed to limit exposure to individual constituents and promote diversification. The Fund will seek to replicate the Underlying Index's weighting methodology in constructing and maintaining its portfolio.

Information About the MarketVectorTM – iREIT® Red State REITs Index

The MarketVectorTM – iREIT® Red State REITs Index (the "Underlying Index") is designed to track the performance of real estate investment trusts ("REITs") that earn the majority of their revenues or income from U.S.

states that voted for a Republican presidential candidate in two of the last three elections. To be eligible for inclusion in the Underlying Index, securities must be organized as REITs and have revenue or income attribution thresholds from state-level political outcomes.

To qualify for initial inclusion, a company must have at least 65% of its revenues or net operating income from, or 65% of its properties in, states that voted for or carried a Republican presidential candidate in two of the last three presidential elections (i.e., as determined or called by a state's electoral college, or a majority of the electoral college for states that split electoral votes). Existing constituents may remain in the Underlying Index with at least 50% of revenues or net operating income from, or properties in, states that voted for or carried a Republican presidential candidate in two of the last three presidential elections. Revenue attribution at the state level is determined by iREIT®, which serves as a data contributor to the Underlying Index. The Underlying Index excludes Mortgage REITs, Timber REITs and American Depositary Receipts.

The 1792 Exchange is a nonprofit organization that publishes information regarding corporate policies and practices that it characterizes as relating to "Corporate Bias Risk." Its analysis is based on six publicly disclosed criteria, including whether a company: (i) has denied service to customers, suppliers, or vendors based on political or religious beliefs or has engaged in corporate boycotts, divestment, or sanctions involving particular regions, groups, or industries; (ii) maintains charitable-giving policies, including employee-matching programs, that differentiate among organizations based on political or religious viewpoints; (iii) maintains employment policies that do not expressly protect against discrimination based on political affiliation, political viewpoints, or religion; (iv) uses its corporate reputation to support causes the organization identifies as ideological; (v) allocates corporate funds to support policies or initiatives characterized by the organization as ideological; or (vi) makes corporate political contributions for purposes the organization identifies as non-business related. Based on its evaluation across these criteria, the 1792 Exchange assigns companies ratings that are published as informational outputs of its methodology.

The Underlying Index does not use the 1792 Exchange's overall "risk ratings" in determining the Underlying Index eligibility or constituent selection. Instead, the Underlying Index utilizes certain factual, binary indicators that relate to the following specific corporate activities identified by the organization:

•  DEI Quotas – Whether the issuer incorporates hiring or human-resources quotas tied to Diversity, Equity, and Inclusion initiatives.

•  CEI Participation – Whether the issuer participates in the Corporate Equality Index survey administered by the Human Rights Campaign.

•  Abortion Travel Benefits – Whether the issuer provides employee benefits that cover travel or lodging in connection with abortion services.

•  Funding of Non-Business Causes – Whether the issuer provides funding to organizations associated with transgender issues, racial-justice initiatives, censorship-related issues, or environmental-justice initiatives.

•  Cancellation – Whether the issuer has terminated relationships with customers, suppliers, or vendors due to political or religious beliefs, or has engaged in boycotts, divestment, or sanctions involving particular regions, groups, or industries.

•  Transgender Coverage – Whether the issuer provides employee benefits that include coverage for transgender-related medical care.

The Underlying Index excludes companies that violate five of the six activities described above. If the 1792 Exchange has not collected information on a specific criterion for a company, the methodology treats the company as having no disqualifying information on that specific criterion. The Underlying Index applies the 1792 Exchange's screening only if data exists for the specific criterion. Companies for which certain of the criterion are not covered by the 1792 Exchange are eligible for inclusion in the Underlying Index, and missing data is assumed not to disqualify inclusion in the Underlying Index.

New constituents in the Underlying Index also must be listed on a U.S. exchange and be included in the USA universe of the MarketVector(TM) Total Global Equity Index, a broad global index tracking the performance of companies from approximately 150 markets or countries. At the time of inclusion, in addition to the state-specific criteria described above, new constituents also must generally meet the following minimum criteria: (i) market capitalization exceeding $150,000,000 (U.S. dollars); (ii) Free-float factor of at least 10%; (iii) Three-month average daily trading volume of at least $1,000,000 (U.S. dollars); and (iv) At least 250,000 shares traded per month over the prior six months.

Existing constituents may remain in the Underlying Index with lower thresholds, including: (i) market capitalization exceeding $75,000,000 (U.S. dollars); (ii) Free-float factor of at least 5%; and (iii) Average daily trading volume of at least $200,000 (U.S. dollars) in at least two of the last three quarters. Initial public offerings, spin-offs, and post-merger special purpose acquisition companies ("SPACs") may be considered for inclusion once sufficient trading history and liquidity have been established.

The Underlying Index is sponsored by MarketVector Indexes GmbH. The Underlying Index is reviewed and reconstituted quarterly, typically in March, June, September, and December. At each review, constituents may be added or removed, and the weightings of existing constituents may be adjusted to reflect changes in free float, trading volume, and revenue attribution. The Underlying Index is calculated and disseminated in real time during U.S. trading hours and is published as both a price return index and a total return net index.

Upon an Underlying Index reconstitution, new and existing constituents also are selected to the Underlying Index based on the following: constituents are assigned a quality score provided by iREIT, a contributor for the Underlying Index. The quality score used considers factors such as dividend growth, funds from operations, net debt, interest coverage ratio and debt to asset ratios. All constituents with a quality score of at least 75 are selected for the Underlying Index and existing constituents with a quality score of at least 70 also are selected for the index. The Underlying Index will include a minimum of 25 constituents. If fewer than 25 components have been selected, then the Underlying Index will select from the remaining list of eligible companies those with the highest quality scores until a total of 25 have been selected.

The Underlying Index also employs a factor-based weighting methodology whereby components are weighted in proportion to dividend yield score. Dividend scores are based on standardized dividend yields, calculated as the dividend yield of each company minus the average dividend yield of all companies in the eligible universe, then divided by the standard deviation of the dividend yield of each company in the eligible universe.

Implementation of the Fund's Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the Underlying Index. The Underlying Index is designed to track the performance of Real Estate Investment Trusts ("REITs") that derive the majority of their revenues from states that voted for or carried a Republican presidential candidate (i.e., as determined or called by a state's electoral college, or a majority of the electoral college for states that split electoral votes).

Although the Fund intends to replicate the Underlying Index as closely as possible, there may be circumstances in which full replication is not practicable or may result in inefficiencies, such as during periods of illiquidity or corporate actions. In such cases, the Adviser may use optimization techniques, sampling strategies, or temporary substitutes, while still maintaining substantial exposure to the Underlying Index as a whole. As a result, the Fund's performance may not perfectly track that of the Underlying Index. Tracking error may occur due to transaction costs, bid-ask spreads, corporate actions affecting Underlying Index securities, changes in the Fund's expenses, or operational factors such as cash flows into and out of the Fund. The Adviser seeks to minimize tracking error through diligent portfolio management practices.

The Fund is a passively managed investment vehicle and does not seek to outperform the Underlying Index or take defensive positions in declining markets. Instead, the Fund's strategy is to provide investment results that, before fees and expenses, closely correspond to the performance of the Underlying Index over time.

In addition to holding securities included in the Underlying Index, the Fund may invest its remaining assets in cash, cash equivalents, or other short-term instruments, such as U.S. Treasury bills, repurchase agreements, and money market instruments, in order to manage liquidity needs and meet redemption obligations.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). There is no guarantee that the Fund's investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (201) 985-8300.